ACCOUNTING POLICIES - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 vessel containership	Dec. 31, 2018 vessel
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Rig periodic surveys (in years)	5 years
Container vessels acquired | vessel	7	7
Offshore Vessels and Rigs
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated economic useful life (in years)	30 years
Other Capitalized Property Plant and Equipment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Estimated economic useful life (in years)	25 years
Office Equipment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Depreciation, rate (in percentage)	20.00%
Maersk A/S (“Maersk”)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of container vessels accounted for as direct financing leases | containership	7
EUKOR Car Carriers Inc
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Time charter term (in years)	6 years